Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Schedule of components of cash and cash equivalents
	December 31,	December 31,
	2022	2021
	USD thousands	USD thousands

In USD	10,663	10,720
In NIS	2,756	1,116
In other currencies	100	3,350

	13,519	15,186